Summary of Significant Accounting Policies (Inventory) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Finished goods	$ 303.8	$ 304.8
Work in process	47.2	54.3
Raw materials and supplies	340.5	316.6
Inventories	$ 691.5	$ 675.7